Segment and Geographic Area Information - Schedule of Geographic Information for Long-Lived Assets (Detail) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 9,609	$ 9,390	$ 11,326
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		2,158	2,519
Brazil [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		1,922	2,983
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		1,963	2,133
Iceland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		1,397	1,459
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		1,177	1,204
Norway [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		463	588
Spain [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		293	337
Other Geographical Regions [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		$ 17	$ 103